Contract Assets, Net (Details) - Schedule of Contract Assets, Net	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Schedule Of Contract Assets Net Abstract
Balance at beginning of the year	$ 16,120,142	$ 2,059,845	$ 5,477,672
Addition	46,842,781	5,985,609	13,519,314
Changes due to billings	(1,874,928)	(239,580)	(2,876,844)
Total	61,087,995		16,120,142	$ 7,805,874
Allowance for expected credit losses	(1,533,832)			$ (195,994)
Balance at end of year	$ 59,554,163	$ 7,609,880	$ 16,120,142